Note 19 - Tax assets and liabilities- Tax Assets and Liabilities (Details) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets And Liabilities Line Items
Current tax assets		€ 2,784	€ 2,163	€ 1,853
Deferred tax assets		15,316	14,725	16,391	€ 15,878
Tax Assets		18,100	16,888	18,245
Current tax liabilities		1,230	1,114	1,276
Deferred tax liabilities		2,046	2,184	3,392	€ 3,418
Tax liabilities		3,276	3,298	4,668
Pensions [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets		405	395	1,190
Portfolio [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets		1,401	1,453	1,371
Deferred tax liabilities		1,136	1,427	1,794
Investments in subsidiaries [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets		302	357	662
Impairment Losses [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets		1,375	1,005	1,390
Other [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets		990	870	1,236
Secured Tax Assets [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets	[1]	9,363	9,433	9,431
Tax Losses [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax assets		1,480	1,212	1,111
Charge For Income Tax And Other [Member]
Deferred Tax Assets And Liabilities Line Items
Deferred tax liabilities		€ 910	€ 757	€ 1,598

[1]

(*) Law guaranteeing the deferred tax assets has been approved in Spain in 2013. In years 2016 and 2017 guaranteed deferred tax assets also existed in Portugal but in year 2018 they lost the guarantee due to the merge between BBVA Portugal S.A. and BBVA, S.A.